Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 409	$ 512	$ 416	$ 518
Provision for credit losses
Originations	29	23	59	53
Maturities	(6)	(24)	(16)	(34)
Changes in risk, parameters and exposures	(39)	3	(65)	(2)
Write-offs	(10)	(10)	(20)	(19)
Recoveries	3	3	8	5
Exchange rate and other	2	(12)	6	(26)
Balance at end of period	388	495	388	495
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	187	192	186	206
Provision for credit losses
Transfers to Stage 1	36	46	60	120
Transfers to Stage 2	(4)	(4)	(6)	(10)
Transfers to Stage 3		(1)	(1)	(1)
Originations	29	23	59	53
Maturities	(5)	(10)	(12)	(16)
Changes in risk, parameters and exposures	(60)	(52)	(104)	(156)
Exchange rate and other	1	(2)	2	(4)
Balance at end of period	184	192	184	192
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	85	162	92	160
Provision for credit losses
Transfers to Stage 1	(31)	(41)	(50)	(110)
Transfers to Stage 2	5	4	7	12
Transfers to Stage 3	(8)	(14)	(15)	(27)
Maturities	(1)	(14)	(4)	(18)
Changes in risk, parameters and exposures	20	55	39	141
Exchange rate and other	1	(4)	2	(10)
Balance at end of period	71	148	71	148
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	137	158	138	152
Provision for credit losses
Transfers to Stage 1	(5)	(5)	(10)	(10)
Transfers to Stage 2	(1)		(1)	(2)
Transfers to Stage 3	8	15	16	28
Changes in risk, parameters and exposures	1			13
Write-offs	(10)	(10)	(20)	(19)
Recoveries	3	3	8	5
Exchange rate and other		(6)	2	(12)
Balance at end of period	$ 133	$ 155	$ 133	$ 155